Liabilities related to associates and joint ventures (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2025	Oct. 31, 2024	Jul. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Additional provisions related to environment	$ 616.0	$ 956.0
Changes in provision related	449.0
Cost of related to revision	$ 167.0
Discounted rate	7.66%	7.30%
Financial debt held by creditors						$ 4,800.0
Long-term unsecured debt						$ 3,900.0
Fund of reparation and compensation programs	$ 1,000.0	$ 434,000.0
Samarco [Member]
IfrsStatementLineItems [Line Items]
Provisions	167.0		$ 449.0		$ 449.0
USD [Member]
IfrsStatementLineItems [Line Items]
Definitive agreement amount				$ 31,700.0
Litigation of securing amount	876.0
BRL [Member]
IfrsStatementLineItems [Line Items]
Definitive agreement amount				$ 170,000.0
EUR [Member]
IfrsStatementLineItems [Line Items]
Litigation of securing amount	$ 745.4